Stock-based compensation	12 Months Ended
Dec. 31, 2011
Stock-based compensation [Text Block]
5.	Stock-based compensation

Under the employee stock option plan, the Company may grant options to its officers, directors, employees and consultants. Options granted under the plan have a maximum term of 5 years, with vesting terms and conditions determined by the board of directors when granted.

During 2011, the Company entered into a investor relations consulting agreement. Under the agreement the Company granted to the consultants 200,000 stock options. The optioned shares were granted with an exercise price of 0.04 per share and expire on October 6, 2013. The optioned shares will fully vest over a period not less than 12 months as to 25% on the date that is three months from October 6, 2011 grant date, and a further 25% on each successive date that is three months from the date of the previous vesting. The fair value of these stock options was estimated at the date of grant using the Black-Scholes option - pricing model assuming an expected life of 2 years, a risk - free rate of 1.09%, an expected volatility of 213%, and a 0% dividend yield. The estimated stock option compensation expense is $6,960 and will be recognized based on the vesting terms starting in 2012.

During 2010, the Company authorized and issued 1,100,000 stock options to purchase shares of common stock to certain officers and directors of the Company pursuant to the 2004 plan. The options were granted with an exercise price of $0.05 per share and expire on August 15, 2015. The fair value of these stock options was estimated at the date of grant using the Black-Scholes option - pricing model assuming an expected life of 5 years, a risk - free rate of 1.42%, an expected volatility of 258%, and a 0% dividend yield.

During the year end December 31, 2010, the Company recorded stock-based compensation expense of $76,757.

A summary of the status of the Company's employee stock option plan as of December 31, 2011 and 2010 and changes during the periods then ended are as follows:

		2011		2010
		Weighted Average		Weighted Average
	Number of	Exercise	Number of	Exercise
	options	Price	options	Price

Outstanding, beginning of period	1,600,000	$0.06	700,000	$0.12
Expired	-	-	(200,000)	0.25
Granted	200,000	0.04	1,100,000	0.05

Outstanding, end of period	1,800,000	0.05	1,600,000	0.06

Options exercisable, end of period	1,800,000	$0.05	1,600,000	$0.06

At December 31, 2011, the following employee stock options were outstanding:

Amount	Price	Expiry

200,000	$0.04	October 6, 2013
500,000	$0.065	August 20, 2014
1,100,000	$0.05	August 6, 2015

1,800,000